Financial risk management, objectives and policies (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit before tax	S/ 128,417	S/ 198,110	S/ 306,770
Change in year-end price +10 [Member] | Commodity Price Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit before tax	(3,148)	(3,780)
Change in year-end price -10 [Member] | Commodity Price Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit before tax	S/ 3,148	S/ 3,780